Related Party Transactions and Balances (Details) - Related companies of non-controlling investors of Feng Hui [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party Transaction [Line Items]
Loans paid to Related Parties	$ 8,083,119	$ 4,290,999
Balance of Loans Receivable from Related Parties	$ 1,244,739	$ 2,109,780